COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Minimum annual rental commitments on operating leases
2014	$ 52.2
2015	41.9
2016	30.2
2017	17.2
2018	12.2
2019 and thereafter	53.1
Total minimum lease payments	206.8
Rent expense for operating leases from continuing operations	$ 70	$ 75	$ 84